Unaudited Interim Condensed Consolidated Statements of Changes in Equity - ZAR (R) R in Thousands	Share capital	Capital reserve	Common control reserve	Foreign currency translation	Retained earnings	Total attributable to owner of the parent	Non- controlling interest	Treasury shares	Other capital reserve	Total
Balance at Feb. 28, 2023	R 7,142,853	R (3,582,568)	R (2,709,236)	R 245,109	R 1,564,809	R 2,660,967	R 30,908			R 2,691,875
Profit for the period					157,481	157,481	4,466			161,947
Other comprehensive income				88,212		88,212	2,706			90,918
Total comprehensive income for the period				88,212	157,481	245,693	7,172			252,865
Dividends					(499,516)	(499,516)				(499,516)
Total transactions with owner					(499,516)	(499,516)				(499,516)
Acquiring interest in subsidiaries without change in control							512			512
Total changes in ownership interest in subsidiaries							512			512
Balance at May. 31, 2023	7,142,853	R (3,582,568)	(2,709,236)	333,321	1,222,774	2,407,144	38,592			2,445,736
Balance at Feb. 29, 2024	7,142,853		(2,709,236)	330,812	1,803,482	2,961,527	40,935	R (23,816)	R (3,582,568)	3,002,462
Profit for the period					221,584	221,584	3,699			225,283
Other comprehensive income				(52,103)		(52,103)	(1,030)			(53,133)
Total comprehensive income for the period				(52,103)	221,584	169,481	2,669			172,150
Cancellation of treasury shares	(11,794)							23,816	(12,022)
Purchase of treasury shares						(3,461)		(3,461)		(3,461)
Total transactions with owner	(11,794)					(3,461)		20,355	(12,022)	(3,461)
Repurchase and cancellation of ordinary shares of a subsidiary						(11,400)	(3,842)		(11,400)	(15,242)
Total changes in ownership interest in subsidiaries						(11,400)	(3,842)		(11,400)	(15,242)
Balance at May. 31, 2024	R 7,131,059		R (2,709,236)	R 278,709	R 2,025,066	R 3,116,147	R 39,762	R (3,461)	R (3,605,990)	R 3,155,909